Fair Value Measurements - Additional information (Details) - USD ($) $ in Millions	Jul. 31, 2025	Jul. 31, 2024
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount outstanding on loan	$ 5,973	$ 6,038
Long-term Investments	94	131
Level 3
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cumulative upward adjustments to non-marketable equity securities	85
Cumulative downward adjustments, including impairments	(69)
Senior Unsecured Notes | Unsecured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Amount outstanding on loan	5,000	5,500
Senior Unsecured Notes | Level 2 | Fair Value, Measurements, Recurring | Unsecured Debt
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Senior unsecured notes	$ 5,000	$ 5,500